Commitments and Contingencies: Future minimum lease payments (Details) (USD $)	Dec. 31, 2012
Details
Future minimum lease payments due, 2013	$ 364,800
Future minimum lease payments due, 2014	296,910
Future minimum lease payments due, 2015	253,020
Future minimum lease payments due, 2016	241,020
Future minimum lease payments due, 2017	241,020
Future minimum lease payments due, after 2017	3,374,280
Future minimum lease payments due, total	$ 4,771,050